Related Party Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended					3 Months Ended										6 Months Ended	9 Months Ended	12 Months Ended
		Jul. 22, 2020	Jun. 03, 2020	Jun. 02, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Nov. 30, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Aug. 31, 2018
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																						$ 15,100		$ 14,100
Options granted (in shares)										0												1,582,496		14,553,811		25,791,263
Stock-based compensation expense										$ 50,266				$ 1,313								$ 137,991		$ 4,858		$ 3,843
Granted (in dollars per share)										$ 0												$ 5.31		$ 1.14		$ 1.05
Weighted average grant date fair value (in dollars per share)																						$ 6.92		$ 0.75		$ 0.39
Options, weighted average remaining contractual term										7 years 6 months 7 days												7 years 9 months 25 days		8 years 9 months 10 days		9 years 6 months 14 days		9 years 4 months 6 days
Stock repurchased during the period (in shares)			72,272,942						983,699
Shares repurchased, price per share (in dollars per share)									$ 4.23
Stock repurchased during the period									$ 4,200
Notes receivable, related parties									2,500
Related party transaction, amounts of transaction									300
Stock issued during period (in shares)								25,661,448
Sale of stock, consideration received on transaction, license value								$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services								$ 100,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares)																						5,132,289		5,953,515
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross																						$ 92,000		$ 8,000
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)		22,877,806																						5,132,291
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]																					9,443,353		5,953,515
Premium paid on repurchase of redeemable convertible preferred stock											$ 0	$ 0	$ (13,407)	$ 0		$ (16,816)	$ 0	$ 0	$ 0	$ (13,407)	$ (13,407)	$ (13,407)		$ (16,816)		$ (166)
Common Stock
Related Party Transaction [Line Items]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)										807,143				1,365,407	[2]							6,581,340	[1]	6,671,998	[1]	47,801,632	[1]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[2]													2,052,917
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares)								25,661,448														5,132,291
Sale of stock, consideration received on transaction, license value								$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services								100,000														$ 50,000
Sale of stock, consideration received on transaction								$ 100,000																$ 50,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares)										2,052,917
Convertible preferred stock per share (in usd per share)								$ 8.77									$ 8.77
Series B Preferred Stock
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock									4,200
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares)			7,000,000
Shares repurchased, price per share (in dollars per share)			$ 10.00	$ 10.00
Performance Shares
Related Party Transaction [Line Items]
Options granted (in shares)																						0
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable, related parties, current											0					50						$ 0		50
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares)						180,153																				6,005,139
Stock-based compensation expense					$ 7,200
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share)																						$ 1.39
Weighted average grant date fair value (in dollars per share)																						$ 1.20
Options, weighted average remaining contractual term																						6 years 5 months 1 day
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties											2,800					600						$ 2,800		600
Stock repurchased during the period (in shares)							2,850,930
Shares repurchased, price per share (in dollars per share)							$ 8.77	$ 9.74
Stock repurchased during the period							$ 25,000
Accrued expenses with related parties											800					500						800		500
Affiliated Entity | Common Stock
Related Party Transaction [Line Items]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross										$ 20,000
Affiliated Entity | Series D Preferred Stock
Related Party Transaction [Line Items]
Percentage of financing redeemed								5.00%									5.00%												5.00%
Affiliated Entity | Series B Preferred Stock
Related Party Transaction [Line Items]
Temporary equity repurchased (in shares)								3,575,750
Temporary equity repurchased, price per share (in usd per share)								$ 8.77
Share price as percentage of financing								90.00%									90.00%
Temporary equity repurchased and retired during period, value								$ 31,400
Former Executive Chairman
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock									$ 1,400
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party														$ 200								1,600		200		$ 0
Accounts payable, related parties											0					30						0		30
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party										12,900				6,700								45,700		8,000
Due from Related Parties										$ 33,400	$ 46,300					$ 0						$ 46,300		$ 0
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party														$ 900												$ 0

[1]	Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.
[2]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.